Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Financial assets at fair value through other comprehensive income [abstract]
Table of debt securities FVOCI

	December 31, 2019	December 31, 2018
BCRA Liquidity Bills	29,076,683	20,834,239
Government securities	16,031,680	15,099,605
Private securities - Corporate bonds	70,150	174,058
BCRA Liquidity Bills - Pledged as collateral	—	1,633,340
Government securities - Pledged as collateral	—	24,667

TOTAL	45,178,513	37,765,909

Table of equity instruments FVOCI

	December 31, 2019	December 31, 2018
Banco Latinoaméricano de Exportaciones S.A.	26,385	20,346
Others	984	1,077

TOTAL	27,369	21,423